Borrowings - Loan terms (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) item
Disclosure of detailed information about borrowings [line items]
Proceeds from loans	$ 100.0
Loan
Disclosure of detailed information about borrowings [line items]
Number of tranches | item	3
Loan | Tranche 1
Disclosure of detailed information about borrowings [line items]
Proceeds from loans	$ 100.0
Amount to be drawn	100.0
Loan | Tranche 2
Disclosure of detailed information about borrowings [line items]
Amount to be drawn	50.0
Loan | Tranche 3
Disclosure of detailed information about borrowings [line items]
Amount to be drawn	$ 50.0